Commitments and Contingencies - Additional Information (Detail)				1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 18, 2014 USD ($)	Feb. 04, 2014 USD ($) shares	Jun. 30, 2012 USD ($)	Sep. 30, 2015 USD ($)	Feb. 28, 2014 USD ($) shares	Oct. 31, 2013 USD ($)	Jun. 30, 2012 USD ($)	May. 31, 2009 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2015 ft²
Other Commitments [Line Items]
Convertible promissory notes, Accrued interest		$ 20,000
Number of shares issued on conversion of stock | shares		139,644
Fair value of warrants						$ 1,000,000
Warrants, exercise price | $ / shares													$ 5.61
Deemed dividend recognized														$ 856,000
Research and development expense									$ 738,000	$ 5,316,000	$ 21,757,000	$ 15,515,000	$ 22,676,000	16,927,000	$ 13,314,000
Payment in exchange for certain intangible assets associated with license agreement			$ 3,200,000
Rent expense									31,000.0	$ 94,000.0	300,000	136,000.0
Deferred rent expense											100,000
Future minimum payments under long-term operating leases				$ 51,000					51,000		$ 51,000		$ 2,835,000
Lease Agreements Two [Member]
Other Commitments [Line Items]
Long-term operating lease expiry period											2021-09
Sublease amended termination date											Nov. 13, 2015
Early termination fee				1,000,000
Lease Agreements One [Member]
Other Commitments [Line Items]
Long-term operating lease expiry period											2017-10
Short-term operating lease expiry period											2016-01
Lease Agreements Three [Member]
Other Commitments [Line Items]
Early termination fee									200,000
AmpliPhi Sublicense [Member]
Other Commitments [Line Items]
Sublicense initiation fee							$ 310,000
Aggregate potential milestone payments							850,000
Annual sublicense maintenance fee payable			310,000				310,000
Notice period given by company for termination of license agreement													30 days
License agreement expiration year													2019
Research and development expense													$ 300,000	300,000	300,000
Milestone obligations incurred													0
Amended and Restated License Agreement [Member]
Other Commitments [Line Items]
Milestone obligations incurred													$ 0
Exclusive Patent License with the Regents of the University of Minnesota [Member]
Other Commitments [Line Items]
Notice period given by company for termination of license agreement													90 days
Research and development expense													$ 100,000	100,000	100,000
Milestone obligations incurred													$ 0
Upfront payment								$ 120,000
Annual license fee								120,000
Estimated future annual license fee								$ 325,000
License agreement termination, description													The Company may unilaterally terminate the agreement upon 90 days’ written notice to UMinn. UMinn may terminate the agreement upon 10 days’ written notice to the Company upon the Company’s insolvency or for its breach of the agreement if such breach remains uncured for 90 days after the Company receives notice of such breach, or 30 days in the case of a non-payment breach. Absent early termination, the agreement will automatically terminate upon the expiration of all active claims in any licensed patent or patent application, which is expected to occur no earlier than January 2030.
Patent expiration period													2030-01
Other License Agreements [Member]
Other Commitments [Line Items]
Research and development expense													$ 200,000	200,000	200,000
Aggregate potential future milestone payments													3,300,000
Aggregate minimum annual payments to maintain cancelable licenses													200,000
Licensing Agreements [Member] | AmpliPhi Sublicense Transaction [Member]
Other Commitments [Line Items]
Sublicense initiation fee							310,000
Annual sublicense maintenance fee payable			$ 310,000				310,000
Notice period given by company for termination of license agreement											30 days
License agreement expiration year											2019
Research and development expense											$ 300,000	300,000
Milestone obligations incurred											0
Licensing Agreements [Member] | AmpliPhi Sublicense Transaction [Member] | Maximum [Member]
Other Commitments [Line Items]
Aggregate potential milestone payments							$ 850,000
Licensing Agreements [Member] | AmpliPhi Amended Sublicense Transaction [Member]
Other Commitments [Line Items]
Milestone obligations incurred											0
Licensing Agreements [Member] | Regents of University of Minnesota Patent Transaction [Member]
Other Commitments [Line Items]
Research and development expense											100,000	100,000
Milestone obligations incurred											0
Licensing Agreements [Member] | Other Transaction [Member]
Other Commitments [Line Items]
Research and development expense											200,000	$ 200,000
Aggregate potential future milestone payments				900,000					900,000		900,000
Aggregate minimum annual payments to maintain cancelable licenses											100,000
Licensing Agreements [Member] | Other Transaction [Member] | Milestone Obligations Agreement [Member]
Other Commitments [Line Items]
Research and development expense											$ 100,000
Milestone Obligations [Member]
Other Commitments [Line Items]
Research and development expense													$ 100,000
License Agreement Terms [Member]
Other Commitments [Line Items]
Notice period given by company for termination of license agreement													90 days
Upfront payment													$ 160,000
License agreement termination, description													Enterprise may terminate the agreement in the event of the Company's material breach of the Enterprise License Agreement if such breach remains uncured for 90 days following receipt of written notice of such breach.
Aggregate potential future milestone payments													$ 1,000,000
Royalty on net sales													2.00%
Long-term Operating Lease [Member]
Other Commitments [Line Items]
Long-term operating lease expiry period													2016-06
Rent expense													$ 300,000	$ 100,000	$ 100,000
Long-term Operating Lease [Member] | Lease Agreements Two [Member]
Other Commitments [Line Items]
Long-term operating lease expiry period													2021-09
Long-term Operating Lease [Member] | Lease Agreements One [Member]
Other Commitments [Line Items]
Long-term operating lease expiry period													2017-10
Operating lease expiry year													2015
Long-term Operating Lease [Member] | Subsequent Event [Member]
Other Commitments [Line Items]
Area of office and laboratory space | ft²																7,000
Enterprise Transaction [Member] | Related Party [Member]
Other Commitments [Line Items]
Ownership interest, percentage													10.00%
Enterprise Transaction [Member] | Licensing Agreements [Member]
Other Commitments [Line Items]
Notice period given by company for termination of license agreement											90 days
Upfront payment	$ 160,000
License agreement termination, description											Enterprise may terminate the agreement in the event of the Company's material breach of the Enterprise License Agreement if such breach remains uncured for 90 days following receipt of written notice of such breach.
Ownership interest, percentage	10.00%
Aggregate potential future milestone payments				$ 1,000,000					$ 1,000,000		$ 1,000,000
Royalty on net sales											2.00%
Insolvency [Member] | Exclusive Patent License with the Regents of the University of Minnesota [Member]
Other Commitments [Line Items]
Notice period given to company for termination of license agreement company													10 days
Breach of Agreement [Member] | Exclusive Patent License with the Regents of the University of Minnesota [Member]
Other Commitments [Line Items]
Notice period given to company for termination of license agreement company													90 days
Non-payment Breach [Member] | Exclusive Patent License with the Regents of the University of Minnesota [Member]
Other Commitments [Line Items]
Notice period given to company for termination of license agreement company													30 days
Common Stock [Member]
Other Commitments [Line Items]
Number of shares issued on exercise warrants | shares													231,821
2013 Notes [Member]
Other Commitments [Line Items]
Convertible promissory notes issuable, Authorized						1,097,017
Convertible promissory notes, Fair value						$ 1,000,000
Convertible promissory notes, Accrued interest					$ 20,000
Number of shares issued on conversion of stock | shares					139,644
Deemed dividend recognized													$ 900,000